Loans, Impaired Loans and Allowance for Credit Losses - Allowance For Credit Losses (Detail) - CAD ($) $ in Millions		3 Months Ended					6 Months Ended
		Apr. 30, 2019		Jan. 31, 2019		Apr. 30, 2018	Apr. 30, 2019		Apr. 30, 2018
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period				$ 5,147			$ 5,147		$ 5,020
Provision for credit losses
Provision for credit losses							1,561		1,088
Net write-offs							(1,448)		(1,182)
Other, including foreign currency adjustment							108		81
Balance at end of period		$ 5,368				$ 5,007	5,368		5,007
Interest income on impaired loans	[1]	7,164	[2]	7,091	[2]	5,979	14,255	[2]	11,782
Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period				5,065			5,065		4,920
Provision for credit losses
Balance at end of period		5,295				4,929	5,295		4,929
Allowance for credit losses on acceptances [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period				8			8		16
Provision for credit losses
Balance at end of period		10				5	10		5
Allowance for credit losses on off balance sheet exposures [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period				74			74		84
Provision for credit losses
Balance at end of period		63				73	63		73
Gross impaired loans [member]
Provision for credit losses
Interest income on impaired loans				94			100
Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		709		678			678		717
Provision for credit losses
Remeasurement		17		13			30
Newly originated or purchased financial assets		12		23			35
Derecognition of financial assets and maturities		(2)		(4)			(6)
Changes in models and methodologies		0		0			0
Provision for credit losses							59		36
Gross write-offs		(23)		(20)			(43)
Net write-offs							(30)		(36)
Recoveries		11		2			13
Other, including foreign currency adjustment							27		1
Foreign exchange and other movements		10		17			27
Balance at end of period		734		709		718	734		718
Residential mortgages [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period				678			678
Provision for credit losses
Balance at end of period		734				718	734		718
Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		2,111		2,109			2,109		1,879
Provision for credit losses
Remeasurement		283		292			575
Newly originated or purchased financial assets		123		118			241
Derecognition of financial assets and maturities		(43)		(44)			(87)
Changes in models and methodologies		0		0			0
Provision for credit losses							729		586
Gross write-offs		(438)		(480)			(918)
Net write-offs							(776)		(579)
Recoveries		70		72			142
Other, including foreign currency adjustment							55		38
Foreign exchange and other movements		11		44			55
Balance at end of period		2,117		2,111		1,924	2,117		1,924
Loans to consumers [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period				2,109			2,109
Provision for credit losses
Balance at end of period		2,117				1,924	2,117		1,924
Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		1,212		1,213			1,213		1,163
Provision for credit losses
Remeasurement		283		210			493
Newly originated or purchased financial assets		171		46			217
Derecognition of financial assets and maturities		(31)		(31)			(62)
Changes in models and methodologies		0		0			0
Provision for credit losses							648		385
Gross write-offs		(335)		(312)			(647)
Net write-offs							(537)		(424)
Recoveries		55		55			110
Other, including foreign currency adjustment							36		48
Foreign exchange and other movements		5		31			36
Balance at end of period		1,360		1,212		1,172	1,360		1,172
Credit Card [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period				1,213			1,213
Provision for credit losses
Balance at end of period		1,360				1,172	1,360		1,172
Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period				1,147			1,147		1,261
Provision for credit losses
Remeasurement		69		65			134
Newly originated or purchased financial assets		41		39			80
Derecognition of financial assets and maturities		(50)		(42)			(92)
Changes in models and methodologies		0		0			0
Provision for credit losses							125		81
Gross write-offs		(67)		(65)			(132)
Net write-offs							(105)		(143)
Recoveries		11		16			27
Other, including foreign currency adjustment							(10)		(6)
Foreign exchange and other movements		(5)		(4)			(9)
Balance at end of period including off-balance sheet exposures		1,147		1,148			1,147
Less: Allowance for credits losses on off-balance sheet exposures		(63)		(69)			(63)
Balance at end of period		1,157				1,193	1,157		1,193
Business and government [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period				1,065			1,065
Provision for credit losses
Balance at end of period		1,084				1,115	1,084		1,115
Business and government [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		1,148		1,139			1,139
Provision for credit losses
Balance at end of period				1,148
Business and government [member] | Net amount [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		1,079
Provision for credit losses
Balance at end of period		1,084		1,079			1,084
Stage 1 [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period				1,223			1,223
Provision for credit losses
Balance at end of period		1,353				1,103	1,353		1,103
Stage 1 [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		121		112			112
Provision for credit losses
Remeasurement		(17)		(24)			(41)
Newly originated or purchased financial assets		12		23			35
Derecognition of financial assets and maturities				(1)			(1)
Changes in models and methodologies		0		0			0
Transfer to (from)stage 1		15		12			27
Transfer to (from)stage 2		(3)		(5)			(8)
Foreign exchange and other movements		1		4			5
Balance at end of period		129		121			129
Stage 1 [member] | Residential mortgages [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period				112			112
Provision for credit losses
Balance at end of period		129				108	129		108
Stage 1 [member] | Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		596		578			578
Provision for credit losses
Remeasurement		(155)		(152)			(307)
Newly originated or purchased financial assets		123		118			241
Derecognition of financial assets and maturities		(20)		(19)			(39)
Changes in models and methodologies		0		0			0
Transfer to (from)stage 1		110		108			218
Transfer to (from)stage 2		(48)		(46)			(94)
Transfer to (from)stage 3		(1)		(1)			(2)
Foreign exchange and other movements		4		10			14
Balance at end of period		609		596			609
Stage 1 [member] | Loans to consumers [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period				578			578
Provision for credit losses
Balance at end of period		609				502	609		502
Stage 1 [member] | Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		410		401			401
Provision for credit losses
Remeasurement		(141)		(68)			(209)
Newly originated or purchased financial assets		171		46			217
Derecognition of financial assets and maturities		(15)		(14)			(29)
Changes in models and methodologies		0		0			0
Transfer to (from)stage 1		63		69			132
Transfer to (from)stage 2		(32)		(32)			(64)
Foreign exchange and other movements		2		8			10
Balance at end of period		458		410			458
Stage 1 [member] | Credit Card [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period				401			401
Provision for credit losses
Balance at end of period		458				375	458		375
Stage 1 [member] | Business and government [member]
Provision for credit losses
Remeasurement		(8)		(16)			(24)
Newly originated or purchased financial assets		41		39			80
Derecognition of financial assets and maturities		(38)		(27)			(65)
Changes in models and methodologies		0		0			0
Transfer to (from)stage 1		7		30			37
Transfer to (from)stage 2		(3)		(5)			(8)
Foreign exchange and other movements		2		3			5
Balance at end of period including off-balance sheet exposures		198		197			198
Less: Allowance for credits losses on off-balance sheet exposures		(41)		(45)			(41)
Stage 1 [member] | Business and government [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period				132			132
Provision for credit losses
Balance at end of period		157				118	157		118
Stage 1 [member] | Business and government [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		197		173			173
Provision for credit losses
Balance at end of period				197
Stage 1 [member] | Business and government [member] | Net amount [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		152
Provision for credit losses
Balance at end of period		157		152			157
Stage 2 [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period				2,165			2,165
Provision for credit losses
Balance at end of period		2,273				2,080	2,273		2,080
Stage 2 [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		226		206			206
Provision for credit losses
Remeasurement		7		8			15
Derecognition of financial assets and maturities		(2)		(3)			(5)
Changes in models and methodologies		0		0			0
Transfer to (from)stage 1		(13)		(11)			(24)
Transfer to (from)stage 2		27		28			55
Transfer to (from)stage 3		(10)		(9)			(19)
Foreign exchange and other movements		2		7			9
Balance at end of period		237		226			237
Stage 2 [member] | Residential mortgages [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period				206			206
Provision for credit losses
Balance at end of period		237				206	237		206
Stage 2 [member] | Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		875		887			887
Provision for credit losses
Remeasurement		138		140			278
Derecognition of financial assets and maturities		(23)		(25)			(48)
Changes in models and methodologies		0		0			0
Transfer to (from)stage 1		(107)		(107)			(214)
Transfer to (from)stage 2		70		66			136
Transfer to (from)stage 3		(79)		(79)			(158)
Foreign exchange and other movements		7		(7)
Balance at end of period		881		875			881
Stage 2 [member] | Loans to consumers [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period				887			887
Provision for credit losses
Balance at end of period		881				827	881		827
Stage 2 [member] | Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		802		812			812
Provision for credit losses
Remeasurement		220		108			328
Derecognition of financial assets and maturities		(16)		(17)			(33)
Changes in models and methodologies		0		0			0
Transfer to (from)stage 1		(63)		(69)			(132)
Transfer to (from)stage 2		32		32			64
Transfer to (from)stage 3		(71)		(70)			(141)
Foreign exchange and other movements		(2)		6			4
Balance at end of period		902		802			902
Stage 2 [member] | Credit Card [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period				812			812
Provision for credit losses
Balance at end of period		902				797	902		797
Stage 2 [member] | Business and government [member]
Provision for credit losses
Remeasurement		13		12			25
Derecognition of financial assets and maturities		(4)		(8)			(12)
Changes in models and methodologies		0		0			0
Transfer to (from)stage 1		(7)		(30)			(37)
Transfer to (from)stage 2		3		7			10
Transfer to (from)stage 3		(3)		(2)			(5)
Foreign exchange and other movements				2			2
Balance at end of period including off-balance sheet exposures		274		272			274
Less: Allowance for credits losses on off-balance sheet exposures		(21)		(23)			(21)
Stage 2 [member] | Business and government [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period				260			260
Provision for credit losses
Balance at end of period		253				250	253		250
Stage 2 [member] | Business and government [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		272		291			291
Provision for credit losses
Balance at end of period				272
Stage 2 [member] | Business and government [member] | Net amount [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		249
Provision for credit losses
Balance at end of period		253		249			253
Stage 3 [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period				1,677			1,677
Provision for credit losses
Balance at end of period		1,669				1,746	1,669		1,746
Stage 3 [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		362		360			360
Provision for credit losses
Remeasurement		27		29			56
Changes in models and methodologies		0		0			0
Transfer to (from)stage 1		(2)		(1)			(3)
Transfer to (from)stage 2		(24)		(23)			(47)
Transfer to (from)stage 3		10		9			19
Gross write-offs		(23)		(20)			(43)
Recoveries		11		2			13
Foreign exchange and other movements		7		6			13
Balance at end of period		368		362			368
Stage 3 [member] | Residential mortgages [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period				360			360
Provision for credit losses
Balance at end of period		368				404	368		404
Stage 3 [member] | Loans to consumers [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		640		644			644
Provision for credit losses
Remeasurement		300		304			604
Changes in models and methodologies		0		0			0
Transfer to (from)stage 1		(3)		(1)			(4)
Transfer to (from)stage 2		(22)		(20)			(42)
Transfer to (from)stage 3		80		80			160
Gross write-offs		(438)		(480)			(918)
Recoveries		70		72			142
Foreign exchange and other movements				41			41
Balance at end of period		627		640			627
Stage 3 [member] | Loans to consumers [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period				644			644
Provision for credit losses
Balance at end of period		627				595	627		595
Stage 3 [member] | Credit Card [member]
Provision for credit losses
Remeasurement		204		170			374
Changes in models and methodologies		0		0			0
Transfer to (from)stage 3		71		70			141
Gross write-offs		(335)		(312)			(647)
Recoveries		55		55			110
Foreign exchange and other movements		5		17			22
Stage 3 [member] | Business and government [member]
Provision for credit losses
Remeasurement		64		69			133
Derecognition of financial assets and maturities		(8)		(7)			(15)
Changes in models and methodologies		0		0			0
Transfer to (from)stage 2				(2)			(2)
Transfer to (from)stage 3		3		2			5
Gross write-offs		(67)		(65)			(132)
Recoveries		11		16			27
Foreign exchange and other movements		(7)		(9)			(16)
Balance at end of period including off-balance sheet exposures		675		679			675
Less: Allowance for credits losses on off-balance sheet exposures		(1)		(1)			(1)
Stage 3 [member] | Business and government [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period				673			673
Provision for credit losses
Balance at end of period		674				$ 747	674		$ 747
Stage 3 [member] | Business and government [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		679		675			675
Provision for credit losses
Balance at end of period				679
Stage 3 [member] | Business and government [member] | Net amount [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		678
Provision for credit losses
Balance at end of period		$ 674		$ 678			$ 674

[1]	Includes interest income on financial assets measured at amortized cost and FVOCI, calculated using the effective interest method, of $8,020 for the three months ended April 30, 2019 (January 31, 2019 - $7,923; April 30, 2018 - $6,683) and for the six months ended April 30, 2019 - $15,943 (April 30, 2018 - $13,120).
[2]	The amounts for the period ended April 30, 2019 and January 31, 2019 have been prepared in accordance with IFRS 15; prior period amounts have not been restated (refer to Notes 3 and 4).